Income Taxes (Reconciliation of liabilities associated with uncertain tax benefits) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Taxes [Abstract]
Balance as of January 1	$ 1,971	12,231	7,996	5,504
Increase related to current year tax positions	747	4,636	4,235	2,492
Balance as of December 31	$ 2,718	16,867	12,231	7,996